Incorporation and General Information (Details)	Dec. 31, 2025 item
Incorporation and General Information
Number of vessels owned or bareboat chartered in under finance leases	14
Number of vessels under construction for which memorandum of agreement was entered into	2
Therassia Marine Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Milos Marine Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Ios Maritime Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Omega One Marine Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Omega Two Marine Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Omega Three Marine Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Omega Four Marine Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Omega Five Marine Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Omega Six Marine Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Omega Seven Marine Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Omega Nine Marine Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Omega Ten Marine Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Omega Eleven Marine Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Omega Twelve Marine Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Omega Fourteen Marine Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Nellmare Marine Ltd
Incorporation and General Information
Percentage of interest held	100.00%
Anassa Navigation S.A.
Incorporation and General Information
Percentage of interest held	100.00%
Arethusa Shipping Ltd
Incorporation and General Information
Percentage of interest held	100.00%
Moonsprite Shipping Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Theta Navigation Ltd
Incorporation and General Information
Percentage of interest held	100.00%
Ark Marine S.A.
Incorporation and General Information
Percentage of interest held	100.00%
OET Chartering Inc.
Incorporation and General Information
Percentage of interest held	100.00%
Glafki
Incorporation and General Information
Percentage of ownership interest in company outstanding common shares	31.10%
Hospitality
Incorporation and General Information
Percentage of ownership interest in company outstanding common shares	18.80%